Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 8,446	$ 3,821
Accumulated amortization	2,620	1,113
Net book value	5,826	2,708
Amortization expense	1,511	674	$ 278
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	4,238	1,925
Accumulated amortization	1,143	445
Net book value	3,095	1,480
Intangible assets acquired	2,313	1,269	656
Amortization expense	698	330	$ 115
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	3,668	1,806
Accumulated amortization	1,242	588
Net book value	2,426	1,218
Domain names
Finite-Lived Intangible Assets [Line Items]
Cost	540	90
Accumulated amortization	235	80
Net book value	$ 305	$ 10